Summary of Significant Accounting Policies - Customer Concentration Risk (Details) - Customer Concentration Risk	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounts Receivable | Customer A
Concentration Risk [Line Items]
Concentration risk, percentage	29.10%	22.40%
Accounts Receivable | Customer B
Concentration Risk [Line Items]
Concentration risk, percentage		16.70%
Revenue Benchmark | Customer A
Concentration Risk [Line Items]
Concentration risk, percentage	23.10%	19.90%	17.00%
Revenue Benchmark | Customer B
Concentration Risk [Line Items]
Concentration risk, percentage	10.00%	10.00%
Revenue Benchmark | Customer C
Concentration Risk [Line Items]
Concentration risk, percentage	12.80%	14.80%	15.70%
Revenue Benchmark | Customer D
Concentration Risk [Line Items]
Concentration risk, percentage			10.20%